Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 15, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock U.S. Equity Factor Rotation ETF
(the “Fund”)

Supplement dated September 20, 2019 to the Summary Prospectus,
Prospectus and Statement of Additional Information of the Fund, each dated March 15, 2019

Effective September 23, 2019, the following changes are made to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, as applicable:

The section of the Fund’s Summary Prospectus and Prospectus entitled “Performance Information” is deleted in its entirety and replaced with the following:

Because the Fund had not commenced operations as of the date of the Prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. The Fund’s benchmark is the MSCI USA Index. Effective September 23, 2019, the Fund’s benchmark against which it measures its performance, a custom weighted index composed of the MSCI USA Index (80%) and MSCI USA Minimum Volatility (USD) Index (20%), is replaced with the MSCI USA Index. Fund management believes that the MSCI USA Index more accurately reflects the investment strategies of the Fund.
BlackRock U.S. Equity Factor Rotation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock U.S. Equity Factor Rotation ETF
(the “Fund”)

Supplement dated September 20, 2019 to the Summary Prospectus,
Prospectus and Statement of Additional Information of the Fund, each dated March 15, 2019

Effective September 23, 2019, the following changes are made to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, as applicable:

The section of the Fund’s Summary Prospectus and Prospectus entitled “Performance Information” is deleted in its entirety and replaced with the following:

Because the Fund had not commenced operations as of the date of the Prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. The Fund’s benchmark is the MSCI USA Index. Effective September 23, 2019, the Fund’s benchmark against which it measures its performance, a custom weighted index composed of the MSCI USA Index (80%) and MSCI USA Minimum Volatility (USD) Index (20%), is replaced with the MSCI USA Index. Fund management believes that the MSCI USA Index more accurately reflects the investment strategies of the Fund.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not commenced operations as of the date of the Prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. The Fund’s benchmark is the MSCI USA Index. Effective September 23, 2019, the Fund’s benchmark against which it measures its performance, a custom weighted index composed of the MSCI USA Index (80%) and MSCI USA Minimum Volatility (USD) Index (20%), is replaced with the MSCI USA Index. Fund management believes that the MSCI USA Index more accurately reflects the investment strategies of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not commenced operations as of the date of the Prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund’s benchmark is the MSCI USA Index. Effective September 23, 2019, the Fund’s benchmark against which it measures its performance, a custom weighted index composed of the MSCI USA Index (80%) and MSCI USA Minimum Volatility (USD) Index (20%), is replaced with the MSCI USA Index. Fund management believes that the MSCI USA Index more accurately reflects the investment strategies of the Fund.